3. Other income, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2012 USD ($)
Exchange (loss)/gain, net | $		$ (12)		$ (18)		$ (17)
Rental income | $		77		72		65
Other income, net | $		65		54		48
Total | $		$ 65		$ 54		$ 48
ZHEJIANG TIANLAN
Gain on disposal of intangible asset	¥ 150		¥ 23		¥ 0
Gain on disposal of property, plant and equipment	7		41		0
Subsidy income (note i)	4,163		6,893		7,170
Sales of scrapped materials	6		18		31
Others	269		449		140
Total	4,595		7,424		7,341
ZHEJIANG JIAHUAN
Government grant	73		0		0
Rental income	850		665		701
Interest income	17		32		68
Sundry income	135		0		298
Other income, net	1,075		697		1,067
Total	¥ 1,075		¥ 697		¥ 1,067